AVDR US LargeCap ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS - 97.3%
	AEROSPACE & DEFENSE - 1.7%
71	Lockheed Martin Corp.	$ 23,448

	ASSET MANAGEMENT - 0.2%
20	LPL Financial Holdings, Inc.	2,631

	AUTOMOTIVE - 2.3%
1,020	Ford Motor Co. *	11,934
380	General Motors Co.	19,505
		31,439
	BANKING - 6.8%
530	Citigroup, Inc.	34,916
261	Huntington Bancshares, Inc.	4,004
374	JPMorgan Chase & Co.	55,042
		93,962
	BEVERAGES - 3.3%
355	PepsiCo, Inc.	45,862

	BIOTECHNOLOGY & PHARMACEUTICALS - 3.4%
659	Merck & Co., Inc.	47,857

	CHEMICALS - 0.6%
67	International Flavors & Fragrances, Inc.	9,079

	COMMERCIAL SUPPORT SERVICES - 0.9%
110	Waste Management, Inc.	12,198

	DIVERSIFIED INDUSTRIALS - 1.9%
150	3M Co.	26,259

	E-COMMERCE DISCRETIONARY - 12.5%
56	Amazon.com, Inc. *	173,204

	FOOD - 0.2%
78	Campbell Soup Co.	3,547

	HEALTH CARE FACILITIES & SERVICES - 3.9%
61	Anthem, Inc.	18,495
344	CVS Health Corp.	23,437
33	Humana, Inc.	12,528
		54,460
	HOUSEHOLD PRODUCTS - 1.2%
219	Colgate-Palmolive Co.	16,469

	INSTUTIONAL FINANCIAL SERVICES - 2.5%
88	Goldman Sachs Group, Inc.	28,114
90	State Street Corp.	6,549
		34,663
	LEISURE FACILITIES & SERVICES - 2.0%
270	Carnival Corp.	7,222
70	Hilton Worldwide Holdings, Inc.	8,658
80	Marriott International, Inc.	11,846
		27,726
	LEISURE PRODUCTS - 0.2%
35	Hasbro, Inc.	3,280

	MEDICAL EQUIPMENT & DEVICES - 0.7%
79	Agilent Technologies, Inc.	9,644

	OIL & GAS PRODUCERS - 0.5%
245	Occidental Petroleum Corp.	6,519

	OIL & GAS SERVICES & EQUIPMENT - 0.4%
232	Halliburton Co.	5,065

AVDR US LargeCap ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS - 97.3% (Continued)
	REAL ESTATE SERVICES - 0.5%
84	CBRE Group, Inc. *	$ 6,365

	RETAIL - CONSUMER STAPLES - 8.7%
131	Target Corp.	24,031
746	Walmart, Inc.	96,920
		120,951
	RETAIL - DISCRETIONARY - 2.4%
97	Gap, Inc. *	2,420
194	Lowe's Companies, Inc.	30,991
		33,411
	SEMICONDUCTORS - 14.0%
1,047	Intel Corp.	63,637
163	NVIDIA Corp.	89,419
239	Texas Instruments, Inc.	41,172
		194,228
	SOFTWARE - 13.8%
58	Autodesk, Inc. *	16,008
755	Microsoft Corp.	175,447
		191,455
	SPECIALTY FINANCE - 1.0%
118	Capital One Financial Corp.	14,182

	TECHNOLOGY HARDWARE - 4.2%
1,094	Cisco Systems, Inc.	49,088
331	HP, Inc.	9,589
		58,677
	TECHNOLOGY SERVICES - 2.9%
110	Automatic Data Processing, Inc.	19,142
64	S&P Global, Inc.	21,079
		40,221
	TOBACCO & CANNABIS - 4.0%
483	Altria Group, Inc.	21,059
404	Philip Morris International, Inc.	33,944
		55,003
	WHOLESALE - CONSUMER STAPLES - 0.6%
144	Archer-Daniels-Midland Co.	8,147

	TOTAL COMMON STOCKS (Cost $1,355,427)	1,349,952

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.4%
137	Healthpeak Properties, Inc.	3,985
184	Host Hotels & Resorts, Inc.	3,053
192	Prologis, Inc.	19,022
42	Regency Centers Corp.	2,301
96	Ventas, Inc.	5,078
	TOTAL REITs (Cost $33,276)	33,439

	TOTAL INVESTMENTS - 99.7% (Cost $1,388,703)	$ 1,383,391
	OTHER ASSETS LESS LIABILITIES - 0.3%	3,711
	NET ASSETS - 100.0%	$ 1,387,102

* Non-income producing security.

AVDR US LargeCap Leading ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS - 97.4%
	APPAREL & TEXTILE PRODUCTS - 1.3%
130	Nike, Inc.	$ 17,521

	BANKING - 7.6%
1,053	Fifth Third Bancorp.	36,529
217	JPMorgan Chase & Co.	31,936
63	SVB Financial Group *	31,838
		100,303
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.7%
181	Alexion Pharmaceuticals, Inc. *	27,648
575	Bristol-Myers Squibb Co.	35,265
		62,913
	COMMERCIAL SUPPORT SERVICES- 1.5%
62	Cintas Corp.	20,109

	CONSTRUCTION MATERIALS - 2.6%
208	Vulcan Materials Co.	34,734

	E-COMMERCE DISCRETIONARY - 1.9%
8	Amazon.com, Inc. *	24,743

	ELECTRIC UTILITIES - 1.8%
339	Pinnacle West Capital Corp.	23,706

	ENTERTAINMENT CONTENT - 6.7%
1,046	Fox Corp.	34,842
494	ViacomCBS, Inc.	31,858
116	Walt Disney Co. *	21,929
		88,629
	GAS & WATER UTILITIES - 1.4%
129	American Water Works Co., Inc.	18,303

	HEALTH CARE FACILITIES & SERVICES - 3.5%
64	Anthem, Inc.	19,404
396	CVS Health Corp.	26,979
		46,383
	HOME CONSTRUCTION - 2.4%
7	NVR, Inc. *	31,506

	INDUSTRIAL SUPPORT SERVICES - 2.2%
96	United Rentals, Inc. *	28,548

	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
106	Goldman Sachs Group, Inc.	33,865

	INSURANCE - 2.3%
192	Chubb Ltd.	31,215

	INTERNET MEDIA & SERVICES - 3.2%
9	Alphabet, Inc. *	18,332
96	Facebook, Inc. *	24,732
		43,064
	LEISURE FACILITIES & SERVICES - 1.8%
174	Darden Restaurants, Inc.	23,895

	MACHINERY - 1.8%
68	Deere & Co.	23,740

	MEDICAL EQUIPMENT & DEVICES - 2.8%
153	Agilent Technologies, Inc.	18,677
93	ResMed, Inc.	17,929
		36,606

AVDR US LargeCap Leading ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS - 97.4% (Continued)
	OIL & GAS PRODUCERS - 2.1%
1,062	Occidental Petroleum Corp.	$ 28,260

	REAL ESTATE SERVICES - 2.3%
408	CBRE Group, Inc. *	30,914

	RETAIL - CONSUMER STAPLES - 8.1%
62	Costco Wholesale Corp.	20,522
116	Target Corp.	21,279
708	Walgreens Boots Alliance, Inc.	33,934
248	Walmart, Inc.	32,220
		107,955
	SEMICONDUCTORS - 7.9%
71	Broadcom, Inc.	33,361
62	KLA Corp.	19,296
42	NVIDIA Corp.	23,040
226	Teradyne, Inc.	29,066
		104,763
	SOFTWARE - 11.1%
110	Autodesk, Inc. *	30,360
147	Microsoft Corp.	34,160
74	Paycom Software, Inc. *	27,694
149	Salesforce.com, Inc. *	32,259
50	Tyler Technologies, Inc. *	23,171
		147,644
	TECHNOLOGY HARDWARE - 2.1%
228	Apple, Inc.	27,647

	TECHNOLOGY SERVICES - 8.9%
135	Automatic Data Processing, Inc.	23,493
152	CDW Corp.	23,847
149	Gartner, Inc. *	26,677
45	MSCI, Inc.	18,653
275	Paychex, Inc.	25,044
		117,714
	TRANSPORTATION & LOGISTICS - 1.4%
73	FedEx Corp.	18,579

	WHOLESALE - DISCRETIONARY - 1.4%
175	Copart, Inc. *	19,103

	TOTAL COMMON STOCKS (Cost $1,277,908)	1,292,362

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.3%
570	Ventas, Inc.	30,153
	TOTAL REITs (Cost $29,551)

	TOTAL INVESTMENTS - 99.7% (Cost $1,307,459)	$ 1,322,515
	OTHER ASSETS LESS LIABILITIES - 0.3%	4,602
	NET ASSETS - 100.0%	$ 1,327,117

* Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Each Fund calculates its NAV per share as of the close of the Exchange (normally 4:00 p.m. Eastern Time) on each Business Day. The NAV per share is calculated by dividing the value of the net assets of a Fund (e.g. value of total assets less total liabilities) by the total number of shares outstanding.

To calculate each Fund’s NAV per share, the Trust follows valuation procedures approved by the Board. Pursuant to these procedures, the Trust relies on certain security pricing services to provide current market values for each Fund’s portfolio securities. These security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities traded on a national securities exchange or in the over the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the Exchange (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined.

Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV (except ETFs which are valued consistent with the pricing process for equity securities). In certain limited circumstances such as when a security’s closing price versus the prior day’s closing price exceeds a defined variance tolerance, or when a security’s closing price is unchanged as compared to the prior day’s closing price, a financial intermediary’s good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2021 for the Funds assets and liabilities measured at fair value:

AVDR US LargeCap ESG ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,349,952	$ -	$ -	$ 1,349,952
Real Estate Investment Trusts (REITs)	33,439	-	-	33,439
Total	$ 1,383,391	$ -	$ -	$ 1,383,391

AVDR US LargeCap Leading ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,292,362	$ -	$ -	$ 1,292,362
Real Estate Investment Trusts (REITs)	30,153	-	-	30,153
Total	$ 1,322,515	$ -	$ -	$ 1,322,515
* Refer to the Portfolio of Investments for classifications

The Fund did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by the Funds for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at February 28, 2021, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AVDR US LargeCap ESG ETF	$ 1,388,703	$ 25,886	$ (31,198)	$ (5,312)
AVDR US LargeCap Leading ETF	1,307,459	44,972	(29,916)	15,056